Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases

The following represents the Company’s minimum annual rental payments under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Operating
(in thousands)
2024 (remaining)	89
2025	282
2026	78
2027	78
2028	33
Thereafter	—
Total future minimum lease payments	560
Less: imputed interest	(48)
Present value of operating lease liability	$512

Less: current portion of lease liability	302
Non-current portion of lease liability	210
Present value of operating lease liability	$512

The following represents the Company’s maturities of operating lease liabilities under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Operating
(in thousands)
2024	78
2025	78
2026	78
2027	78
Thereafter	33
Total future minimum lease payments	345
Less: imputed interest	(62)
Present value of operating lease liability	$283

Less: current portion of lease liability	54
Non-current portion of lease liability	229
Present value of operating lease liability	$283